Leases - Schedule of Lease Liability (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Lease Liability [Abstract]
2026	$ 1,229
2027	678
2028	36
Total undiscounted lease payments	1,943
Less - imputed interest	(135)
Present value of lease liabilities	$ 1,808